UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard Whitehall Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (94.6%)[1]
Australia (7.8%)
Ansell Ltd.	1,137,905	17,973
Amcor Ltd.	2,338,781	17,476
Computershare Ltd.	2,119,540	17,202
Sims Metal Management Ltd.	981,703	15,745
Iluka Resources Ltd.	694,942	13,505
^ Myer Holdings Ltd.	5,349,700	12,146
Mirvac Group	6,561,450	8,601
Incitec Pivot Ltd.	2,508,378	8,544
James Hardie Industries SE	1,111,403	8,363
* Dart Energy Ltd.	15,642,543	7,218
Transfield Services Ltd.	2,763,958	5,866
^ Fairfax Media Ltd.	7,105,856	5,582
^,* Mesoblast Ltd.	617,926	4,234
NRW Holdings Ltd.	507,198	1,630
WorleyParsons Ltd.	31,865	922
Domino's Pizza Enterprises Ltd.	98,195	771
* Karoon Gas Australia Ltd.	135,172	742
Boral Ltd.	166,599	714
SAI Global Ltd.	123,705	650
Seek Ltd.	101,941	569
Skilled Group Ltd.	281,366	524
Whitehaven Coal Ltd.	84,171	508
Monadelphous Group Ltd.	21,643	505
Cochlear Ltd.	6,788	427
		150,417
Austria (1.2%)
Mayr Melnhof Karton AG	155,000	14,581
Rosenbauer International AG	113,000	5,701
Kapsch TrafficCom AG	15,810	1,259
Andritz AG	11,657	1,082
Schoeller-Bleckmann Oilfield Equipment AG	7,184	604
Zumtobel AG	31,692	577
		23,804
Belgium (1.4%)
Tessenderlo Chemie	340,000	11,619
Nyrstar	900,000	8,423
D'ieteren SA/NV	54,927	2,736
^ EVS Broadcast Equipment SA	40,000	1,967
Melexis NV	95,000	1,416
UCB SA	18,572	757
Cie d'Entreprises CFE	10,865	583
* Nyrstar NV	300,000	1
* Tessenderlo Chemie NV	500	—
		27,502
Brazil (1.6%)
Localiza Rent a Car SA	448,790	7,369
PDG Realty SA Empreendimentos e Participacoes	1,766,747	7,159
BR Properties SA	593,450	6,471

	Cyrela Brazil Realty SA Empreendimentos e Participacoes	427,062	3,955
	Anhanguera Educacional Participacoes SA	236,278	3,178
	Arezzo Industria e Comercio SA	83,700	1,401
	CETIP SA - Balcao Organizado de Ativos e Derivativos	50,591	780
	Brasil Insurance Participacoes e Administracao SA	30,000	340
			30,653
Canada (0.9%)
	Niko Resources Ltd.	334,368	16,337
	Pacific Rubiales Energy Corp.	22,000	553
			16,890
China (3.0%)
	Beijing Capital International Airport Co. Ltd.	18,924,000	9,811
	Ports Design Ltd.	5,670,000	9,280
	Jiangsu Expressway Co. Ltd.	9,080,000	9,031
	Yuexiu Transport Infrastructure Ltd.	16,508,000	7,156
	Parkson Retail Group Ltd.	5,593,500	6,694
^	West China Cement Ltd.	28,628,000	4,757
^	Leoch International Technology Ltd.	17,090,000	4,117
^	Evergreen International Holdings Ltd.	10,475,000	2,538
	Concord Medical Services Holdings Ltd. ADR	644,038	2,325
	Daphne International Holdings Ltd.	784,000	1,011
*	Ctrip.com International Ltd. ADR	19,700	493
	Microport Scientific Corp.	913,000	463
^,* Hollysys Automation Technologies Ltd.		38,300	372
	China Automation Group Ltd.	857,000	244
			58,292
Denmark (1.6%)
	Sydbank A/S	770,000	13,134
*	Jyske Bank A/S	440,000	12,976
	Tryg A/S	76,718	4,173
	DSV A/S	33,465	685
			30,968
Finland (0.1%)
	Nokian Renkaat Oyj	20,563	736
	Tikkurila Oyj	36,978	700
			1,436
France (4.7%)
	Groupe Eurotunnel SA	2,300,000	18,986
^	Bourbon SA	500,000	17,047
*	Club Mediterranee	800,000	16,026
	Saft Groupe SA	350,000	10,604
	Medica SA	495,000	7,967
*	Store Electronic	262,457	3,555
	IPSOS	100,000	3,196
	Alten Ltd.	111,462	3,085
	Pierre & Vacances SA	80,000	2,905
^	Lectra	375,850	2,332
	Bollore	5,119	1,039
	CFAO SA	22,438	766
	Imerys SA	13,076	730
	Wendel SA	8,715	650
	Accor SA	19,904	606
	Eurazeo	13,043	569
	Vallourec SA	6,483	439
			90,502

Germany (6.9%)
^ Freenet AG	1,700,000	22,872
Rheinmetall AG	380,713	20,481
MTU Aero Engines Holding AG	222,964	15,591
Wirecard AG	600,000	10,811
* Kabel Deutschland Holding AG	200,000	10,448
* SAF-Holland SA	1,440,000	8,730
* Tipp24 SE	180,000	7,784
Takkt AG	498,200	6,856
* Tom Tailor Holding AG	417,000	6,771
STRATEC Biomedical AG	99,285	3,923
XING AG	60,000	3,634
Grenkeleasing AG	71,635	3,618
* RIB Software AG	564,000	2,860
* Prime Office REIT-AG	500,000	2,530
CompuGroup Medical AG	171,759	1,863
Cewe Color Holding AG	40,000	1,703
Rhoen Klinikum AG	32,470	674
Delticom AG	6,445	646
* Gildemeister AG	31,758	475
Carl Zeiss Meditec AG	4,309	91
		132,361
Hong Kong (1.1%)
^ Techtronic Industries Co.	9,009,500	10,002
Kerry Properties Ltd.	1,601,500	6,147
Dah Sing Banking Group Ltd.	4,433,000	4,476
^ ASM Pacific Technology Ltd.	53,100	683
		21,308
India (1.0%)
Shriram Transport Finance Co. Ltd.	854,218	10,044
Glenmark Pharmaceuticals Ltd.	941,139	5,610
* Gujarat Pipavav Port Ltd.	3,120,130	3,699
		19,353
Indonesia (0.9%)
Ciputra Property TBK PT	158,055,500	9,820
United Tractors Tbk PT	2,295,833	7,226
		17,046
Ireland (2.9%)
DCC plc	850,338	20,542
Irish Continental Group plc	550,000	10,583
* Smurfit Kappa Group plc	1,100,000	9,229
^ Grafton Group plc	2,600,000	9,147
IFG Group plc	3,660,000	5,365
		54,866
Italy (3.0%)
Prysmian SPA	1,350,000	20,321
Azimut Holding SPA	2,200,000	18,738
* Natuzzi SPA ADR	1,705,086	5,115
* Sorin SPA	1,960,000	3,561
* Safilo Group SPA	414,677	2,966
Amplifon SPA	551,000	2,483
Banca Popolare di Milano Scarl	4,711,374	2,469
* Salvatore Ferragamo Italia SPA	95,214	1,598
Immobiliare Grande Distribuzione	444,213	448
Pirelli & C SPA	46,640	432

* Yoox SPA	31,378	356
		58,487
Japan (19.2%)
Nippon Soda Co. Ltd.	2,999,000	14,829
Musashi Seimitsu Industry Co. Ltd.	641,800	14,826
^ Modec Inc.	787,300	14,096
Arcs Co. Ltd.	683,600	13,359
Tokai Tokyo Financial Holdings Inc.	4,210,000	12,827
Kureha Corp.	2,530,000	12,227
^ Nichi-iko Pharmaceutical Co. Ltd.	502,200	11,779
Nihon Parkerizing Co. Ltd.	870,000	11,537
NEC Networks & System Integration Corp.	750,000	10,961
Accordia Golf Co. Ltd.	13,821	10,702
Tsumura & Co.	353,200	10,548
Koito Manufacturing Co. Ltd.	650,000	10,506
Nitta Corp.	539,500	10,084
Unipres Corp.	318,300	9,960
Tsuruha Holdings Inc.	182,800	9,824
Trusco Nakayama Corp.	482,800	9,780
JSP Corp.	575,800	9,318
Nippon Thompson Co. Ltd.	1,528,000	9,105
Toyo Tanso Co. Ltd.	214,900	8,784
Glory Ltd.	402,100	8,754
Lintec Corp.	437,000	8,349
Daido Steel Co. Ltd.	1,248,000	8,192
Kuroda Electric Co. Ltd.	762,300	8,162
Nifco Inc.	290,100	7,768
Hitachi Transport System Ltd.	451,800	7,698
Asahi Diamond Industrial Co. Ltd.	576,100	7,415
Nabtesco Corp.	333,900	7,121
Exedy Corp.	223,400	6,837
Yushin Precision Equipment Co. Ltd.	344,200	6,475
^ OSAKA Titanium Technologies Co.	138,700	6,273
Takasago International Corp.	1,301,000	6,246
Tsutsumi Jewelry Co. Ltd.	250,000	5,986
Shinko Plantech Co. Ltd.	634,700	5,238
Aica Kogyo Co. Ltd.	352,600	4,941
Miura Co. Ltd.	156,700	4,463
Nidec Copal Corp.	343,600	3,749
Sumida Corp.	523,100	3,360
Icom Inc.	118,100	3,103
Shinmaywa Industries Ltd.	570,000	2,747
Nafco Co. Ltd.	122,600	2,155
Fujikura Kasei Co. Ltd.	405,100	2,063
Shionogi & Co. Ltd.	95,100	1,271
^ Cosmos Pharmaceutical Corp.	22,300	1,050
Benesse Holdings Inc.	22,400	1,044
Nikkiso Co. Ltd.	115,000	1,030
Pigeon Corp.	26,700	1,008
^ Message Co. Ltd.	306	966
Hino Motors Ltd.	143,000	920
IHI Corp.	328,000	864
Don Quijote Co. Ltd.	22,700	845
Sega Sammy Holdings Inc.	38,100	829
IBJ Leasing Co. Ltd.	32,600	819
* Acom Co. Ltd.	44,780	810
Kakaku.com Inc.	23,500	763

	Tokyo Ohka Kogyo Co. Ltd.	34,100	747
	CyberAgent Inc.	254	745
	Fuji Heavy Industries Ltd.	106,000	722
	Matsui Securities Co. Ltd.	132,700	721
	Hitachi Metals Ltd.	60,000	690
	Teijin Ltd.	196,000	637
	Dena Co. Ltd.	24,700	627
	Square Enix Holdings Co. Ltd.	30,500	616
	Amada Co. Ltd.	83,000	575
*	Kenedix Inc.	4,307	570
	Start Today Co. Ltd.	29,100	569
	Yamato Kogyo Co. Ltd.	18,000	567
	Yaskawa Electric Corp.	64,000	566
	Mitsubishi Gas Chemical Co. Inc.	98,000	555
^	Osaka Securities Exchange Co. Ltd.	93	545
	Mori Seiki Co. Ltd.	55,300	538
	Nihon Nohyaku Co. Ltd.	123,000	520
	Jafco Co. Ltd.	25,400	503
	Disco Corp.	9,100	492
	Japan Petroleum Exploration Co.	10,900	483
	Hoshizaki Electric Co. Ltd.	20,600	476
	Nippon Denko Co. Ltd.	97,000	471
	Konami Corp.	17,300	459
	Proto Corp.	13,500	443
	NHK Spring Co. Ltd.	39,000	375
	Denki Kagaku Kogyo KK	89,000	352
	Makita Corp.	9,200	348
	Makino Milling Machine Co. Ltd.	44,000	307
			369,585
Luxembourg (0.1%)
*	Reinet Investments SCA	53,608	913
2	O'Key Group SA GDR	88,261	611
			1,524
Malaysia (0.7%)
	Axiata Group Bhd.	5,717,500	8,773
	Media Prima Bhd.	5,239,600	4,404
			13,177
Netherlands (4.8%)
	Delta Lloyd NV	1,259,080	23,076
^	Imtech NV	712,684	22,049
	Fugro NV	315,347	20,789
^,* TomTom NV		2,600,000	11,761
	Koninklijke Ten Cate NV	267,833	8,330
*	LBi International NV	1,466,670	3,853
	DOCdata NV	62,235	1,088
	HAL Trust	4,435	516
	Unit 4 NV	14,503	339
			91,801
New Zealand (1.6%)
	Fletcher Building Ltd.	3,825,586	20,575
*	Chorus Ltd.	2,343,340	6,307
	Fletcher Building Ltd. (Australia Shares)	757,764	4,047
			30,929
Norway (2.2%)
	Statoil Fuel & Retail ASA	2,200,000	16,300

Storebrand ASA	2,386,562	11,817
* Dockwise Ltd.	262,776	4,430
* Morpol ASA	2,310,000	3,924
* Pronova BioPharma AS	2,619,221	2,952
Kongsberg Gruppen AS	71,617	1,448
* Petroleum Geo-Services ASA	65,175	837
		41,708
Russia (0.0%)
* Pharmstandard OJSC GDR	34,591	537

Singapore (3.3%)
First Resources Ltd.	11,059,000	14,374
STX OSV Holdings Ltd.	11,129,000	12,484
Mapletree Industrial Trust	11,271,880	10,017
SembCorp Industries Ltd.	2,192,000	8,290
UOL Group Ltd.	2,188,000	7,986
* Biosensors International Group Ltd.	4,011,000	5,163
Yanlord Land Group Ltd.	3,473,000	3,164
SIA Engineering Co. Ltd.	439,000	1,210
* Indofood Agri Resources Ltd.	616,000	705
Sakari Resources Ltd.	354,000	659
		64,052
South Africa (0.0%)
Aquarius Platinum Ltd.	130,938	353

South Korea (1.5%)
Hankook Tire Co. Ltd.	231,130	9,218
* BS Financial Group Inc.	764,840	8,648
Mando Corp.	47,885	7,750
* Taewoong Co. Ltd.	88,288	2,351
Hotel Shilla Co. Ltd.	18,310	720
Green Cross Corp.	4,117	524
		29,211
Spain (0.5%)
Pescanova SA	120,000	4,139
* Codere SA	400,000	3,473
* Distribuidora Internacional de Alimentacion SA	121,683	563
* Grifols SA	24,845	454
		8,629
Sweden (1.0%)
Byggmax Group AB	2,792,654	14,282
Kungsleden AB	500,000	3,780
* FinnvedenBulten AB	220,000	1,441
Bjoern Borg AB	66,982	414
		19,917
Switzerland (4.5%)
Helvetia Holding AG	65,000	21,865
Kuoni Reisen Holding AG	66,250	19,639
* Gategroup Holding AG	550,000	15,558
Orior AG	225,000	11,495
Forbo Holding AG	18,000	10,835
* Temenos Group AG	233,936	4,224
* Dufry AG	18,477	2,104
Adecco SA	11,395	543
		86,263

Taiwan (0.9%)
	Largan Precision Co. Ltd.	377,000	8,117
	Lung Yen Life Service Corp.	1,867,000	6,074
	CTCI Corp.	1,558,000	2,190
			16,381
Thailand (0.2%)
	Hemaraj Land and Development PCL	29,785,400	2,389
	Quality Houses PCL	43,810,300	2,218
			4,607
United Kingdom (16.0%)
*	Premier Oil plc	2,500,000	16,231
	Atkins WS plc	1,149,984	12,716
	Elementis plc	5,000,000	12,108
	Millennium & Copthorne Hotels plc	1,669,270	11,722
	Dechra Pharmaceuticals plc	1,400,000	11,609
*	Sports Direct International plc	3,000,000	11,600
	Ultra Electronics Holdings plc	463,972	11,217
	CSR plc	2,800,000	10,244
*	Gulfsands Petroleum plc	3,581,812	9,819
	Telecom Plus plc	912,249	9,722
	Lamprell plc	1,891,277	8,936
	William Hill plc	2,450,082	8,687
^,* London Mining plc		1,900,000	8,104
	John Wood Group plc	772,222	8,024
	SIG plc	5,000,000	7,867
	Premier Farnell plc	2,400,000	7,829
	Devro plc	1,860,201	7,809
	Grainger plc	4,915,405	7,684
	Inchcape plc	1,300,000	6,997
	CPP Group plc	3,855,275	6,939
	Petropavlovsk plc	500,000	5,984
	Morgan Crucible Co. plc	1,200,000	5,924
	Eco Animal Health Group plc	1,618,166	5,652
	Highland Gold Mining Ltd.	2,000,000	5,562
*	Spirit Pub Co. plc	7,000,000	5,515
	National Express Group plc	1,609,166	5,506
*	LMS Capital plc	6,150,108	5,481
	Booker Group plc	4,500,000	5,099
	Hunting plc	361,410	4,602
	Micro Focus International plc	650,000	4,337
	Go-Ahead Group plc	200,000	4,004
	Halma plc	700,000	3,910
	Daily Mail & General Trust plc	550,000	3,793
	Travis Perkins plc	258,937	3,587
*	BTG plc	650,000	3,429
	Regus plc	2,300,000	3,343
	Photo-Me International plc	4,183,854	3,240
	Senior plc	1,050,000	2,983
	Pace plc	2,000,000	2,691
	RM plc	2,034,198	2,504
	QinetiQ Group plc	1,000,000	2,039
	Babcock International Group plc	169,282	1,949
	TalkTalk Telecom Group plc	1,000,000	1,941
	IG Group Holdings plc	258,569	1,931
	Speedy Hire plc	4,500,000	1,917
*	Wolfson Microelectronics plc	761,873	1,909

*	Findel plc			32,007,307	1,765
	Domino's Pizza UK & IRL plc			196,414	1,418
	Future plc			7,510,000	1,228
	Persimmon plc			102,017	848
	Debenhams plc			690,226	738
*	APR Energy plc			42,868	727
	James Fisher & Sons plc			90,750	710
	Kier Group plc			31,651	669
	Rightmove plc			31,524	639
	Savills plc			120,129	637
	TUI Travel plc			204,529	618
	Hansteen Holdings plc			528,568	612
	Mears Group plc			138,879	542
	Hays plc			394,734	445
	Chemring Group plc			72,436	439
*	Bumi plc			30,761	422
	PV Crystalox Solar plc			4,500,000	357
	N Brown Group plc			49,392	179
	Thomas Cook Group plc			795,353	170
*	Helphire plc			3,522,378	124
*	Alexon Group plc			7,203,119	—
*	Pinnacle Staffing Group plc			673,983	—
					307,983
	Total Common Stocks (Cost $1,856,398)				1,820,542
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (9.4%)[1]
	Money Market Fund (8.8%)
	[3,4] Vanguard Market Liquidity Fund	0.096%		168,860,981	168,861

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Repurchase Agreement (0.1%)
	Goldman, Sachs & Co.
	(Dated 1/31/12, Repurchase Value
	$1,100,000, collateralized by Federal Home
	Loan Mortgage Corp. 1.000%, 8/27/14)	0.220%	2/1/12	1,100	1,100

	U.S. Government and Agency Obligations (0.5%)
	[5,6] Freddie Mac Discount Notes	0.040%	2/17/12	10,000	10,000
5	Freddie Mac Discount Notes	0.050%	4/4/12	200	200
					10,200
	Total Temporary Cash Investments (Cost $180,161)				180,161
	Total Investments (104.0%) (Cost $2,036,559)				2,000,703
	Other Assets and Liabilities-Net (-4.0%)[4]				(76,246)
	Net Assets (100%)				1,924,457

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $89,337,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.1% and 7.9%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of this security represented 0.0% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $94,315,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $5,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

International Explorer Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	55,849	1,764,693	—
Temporary Cash Investments	168,861	11,300	—
Futures Contracts—Liabilities[1]	(2)	—	—
Forward Currency Contracts—Assets	—	604	—
Forward Currency Contracts—Liabilities	—	(83)	—
Total	224,708	1,776,514	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

International Explorer Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	March 2012	100	9,921	173
Dow Jones EURO STOXX 50 Index	March 2012	260	8,236	454
S&P ASX 200 Index	March 2012	64	7,186	77
FTSE 100 Index	March 2012	37	3,296	107

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman & Co.	3/13/2012	JPY	764,069 USD	10,025	176
Brown Brothers Harriman & Co.	3/20/2012	AUD	6,743USD	7,128	394
Brown Brothers Harriman & Co.	3/21/2012	GBP	2,018USD	3,184	34
Brown Brothers Harriman & Co.	3/21/2012	EUR	5,963USD	7,807	(83)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

F. At January 31, 2012, the cost of investment securities for tax purposes was $2,042,197,000. Net unrealized depreciation of investment securities for tax purposes was $41,494,000, consisting of unrealized gains of $237,047,000 on securities that had risen in value since their purchase and $278,541,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Fund

Schedule of Investments
As of January 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (93.5%)[1]
Consumer Discretionary (17.3%)
	Dick's Sporting Goods Inc.	811,475	33,441
*	CarMax Inc.	968,468	29,470
*	AutoZone Inc.	63,900	22,230
	Gentex Corp.	680,600	18,288
*	O'Reilly Automotive Inc.	215,300	17,549
*	Bed Bath & Beyond Inc.	267,300	16,225
	Harley-Davidson Inc.	334,100	14,764
*	Lululemon Athletica Inc.	231,000	14,583
	Harman International Industries Inc.	331,213	13,977
	Wyndham Worldwide Corp.	342,185	13,605
	Ross Stores Inc.	256,270	13,024
*	Sally Beauty Holdings Inc.	529,710	10,923
	Tiffany & Co.	166,120	10,598
*	GNC Holdings Inc.	373,850	10,285
*	Express Inc.	439,550	9,512
	Ralph Lauren Corp. Class A	59,800	9,090
	Wynn Resorts Ltd.	77,775	8,962
	Wolverine World Wide Inc.	223,475	8,736
	Interpublic Group of Cos. Inc.	823,095	8,503
	Starwood Hotels & Resorts Worldwide Inc.	152,905	8,294
*	Discovery Communications Inc. Class A	184,425	7,908
*	Penn National Gaming Inc.	178,420	7,304
	DR Horton Inc.	466,975	6,500
	Nordstrom Inc.	127,325	6,287
	Tractor Supply Co.	69,445	5,609
	Lennar Corp. Class A	228,020	4,900
*	Chipotle Mexican Grill Inc. Class A	13,100	4,811
			335,378
Consumer Staples (5.4%)
*	Green Mountain Coffee Roasters Inc.	593,645	31,665
	Mead Johnson Nutrition Co.	404,400	29,962
	McCormick & Co. Inc.	372,600	18,831
	Hershey Co.	226,675	13,845
	Herbalife Ltd.	163,350	9,455
			103,758
Energy (7.3%)
*	Oil States International Inc.	270,260	21,537
*	Cameron International Corp.	388,200	20,652
*	FMC Technologies Inc.	275,600	14,086
*	Southwestern Energy Co.	448,200	13,957
*	Denbury Resources Inc.	709,100	13,374
	Range Resources Corp.	224,000	12,884
*	Whiting Petroleum Corp.	253,835	12,715
*	Key Energy Services Inc.	876,350	12,690
*	Concho Resources Inc.	117,950	12,580
	Cabot Oil & Gas Corp.	215,000	6,858
			141,333

Exchange-Traded Fund (0.3%)
^,2 Vanguard Mid-Cap ETF		82,700	6,350

Financials (6.4%)
*	Affiliated Managers Group Inc.	298,890	30,041
*	LPL Investment Holdings Inc.	451,400	14,828
	T Rowe Price Group Inc.	249,700	14,443
*	First Republic Bank	464,100	13,914
	Webster Financial Corp.	590,347	12,515
	XL Group plc Class A	602,350	12,210
	Discover Financial Services	445,624	12,112
*	IntercontinentalExchange Inc.	77,693	8,894
	Ares Capital Corp.	283,400	4,492
			123,449
Health Care (12.0%)
	Perrigo Co.	259,250	24,784
*	IDEXX Laboratories Inc.	225,655	19,088
*	HMS Holdings Corp.	558,800	18,446
*	Watson Pharmaceuticals Inc.	284,110	16,657
*	DaVita Inc.	203,500	16,648
*	Agilent Technologies Inc.	378,715	16,084
*	Cerner Corp.	254,006	15,467
*	Illumina Inc.	257,730	13,340
*	AMERIGROUP Corp.	190,875	12,982
*	Intuitive Surgical Inc.	26,725	12,291
*	Catalyst Health Solutions Inc.	196,730	10,773
*	Mylan Inc.	494,700	10,265
	Universal Health Services Inc. Class B	225,000	9,290
	Humana Inc.	99,600	8,866
*	HealthSouth Corp.	454,831	8,774
*	Sirona Dental Systems Inc.	157,705	7,625
	AmerisourceBergen Corp. Class A	164,835	6,424
*	Human Genome Sciences Inc.	472,500	4,650
			232,454
Industrials (16.1%)
*	TransDigm Group Inc.	352,900	36,889
*	Clean Harbors Inc.	551,436	34,989
*	WESCO International Inc.	459,450	28,890
*	United Rentals Inc.	702,520	26,864
	Timken Co.	469,875	22,944
	Gardner Denver Inc.	279,260	20,833
	AMETEK Inc.	413,415	19,430
	Donaldson Co. Inc.	267,475	19,338
*	Jacobs Engineering Group Inc.	363,200	16,257
*	Polypore International Inc.	361,700	13,774
*	Nielsen Holdings NV	447,500	12,969
	Fastenal Co.	277,214	12,940
*	Stericycle Inc.	130,290	10,947
	JB Hunt Transport Services Inc.	209,300	10,689
	Rockwell Automation Inc.	125,400	9,765
	Parker Hannifin Corp.	109,825	8,861
	Waste Connections Inc.	132,975	4,296
			310,675
Information Technology (23.5%)
*	Silicon Laboratories Inc.	643,485	28,210
*	Trimble Navigation Ltd.	589,446	27,604

*	Citrix Systems Inc.			418,450	27,287
	Solera Holdings Inc.			499,941	23,882
*	MICROS Systems Inc.			479,132	23,818
*	Fiserv Inc.			375,375	23,607
	Amphenol Corp. Class A			397,100	21,614
*	FleetCor Technologies Inc.			554,310	18,841
	TE Connectivity Ltd.			488,295	16,651
*	Cavium Inc.			505,500	16,247
*	Polycom Inc.			783,601	15,633
*	Salesforce.com Inc.			130,925	15,292
*	Ariba Inc.			551,042	15,043
*	TIBCO Software Inc.			558,100	14,550
	VeriSign Inc.			384,900	14,264
*	NetApp Inc.			375,600	14,175
	Avago Technologies Ltd.			408,180	13,854
*	Cognizant Technology Solutions Corp. Class A			179,450	12,876
*	Genpact Ltd.			850,174	12,438
	Activision Blizzard Inc.			967,150	11,935
	Intuit Inc.			205,500	11,598
*	Concur Technologies Inc.			195,757	10,248
*	Informatica Corp.			234,255	9,909
*	SolarWinds Inc.			309,600	9,787
	Cypress Semiconductor Corp.			560,630	9,640
*	Parametric Technology Corp.			300,725	7,569
*	Teradata Corp.			124,800	6,684
*	Nuance Communications Inc.			194,550	5,549
*	VeriFone Systems Inc.			121,450	5,186
	Altera Corp.			114,200	4,544
*	ANSYS Inc.			69,025	4,175
	FLIR Systems Inc.			101,713	2,619
					455,329
Materials (3.7%)
	Airgas Inc.			558,465	44,080
	Ecolab Inc.			451,010	27,259
					71,339
Telecommunication Services (1.5%)
*	SBA Communications Corp. Class A			650,875	29,758
Total Common Stocks (Cost $1,491,225)					1,809,823
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (6.6%)[1]
Money Market Fund (6.4%)
[3,4] Vanguard Market Liquidity Fund		0.096%		124,094,489	124,094

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Note/Bond	1.000%	4/30/12	100	100
5	United States Treasury Note/Bond	4.500%	4/30/12	1,000	1,011
[5,6] Federal Home Loan Bank Discount Notes		0.030%	2/8/12	100	100
7	Freddie Mac Discount Notes	0.050%	3/19/12	100	100
[5,7] Freddie Mac Discount Notes		0.050%	4/4/12	4,000	4,000
[5,6] Federal Home Loan Bank Discount Notes		0.075%	4/17/12	100	100

[5,7] Freddie Mac Discount Notes	0.060%	4/27/12	300	300
				5,711
Total Temporary Cash Investments (Cost $128,694)				129,805
Total Investments (100.2%) (Cost $1,621,030)				1,939,628
Other Assets and Liabilities-Net (-0.2%)[4]				(4,608)
Net Assets (100%)				1,935,020

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $230,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.6% and 2.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $237,000 of collateral received for securities on loan.
5 Securities with a value of $5,611,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,809,823	—	—

Mid-Cap Growth Fund

Temporary Cash Investments	124,094	5,711	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(15)	—	—
Total	1,933,910	5,711	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	March 2012	579	54,131	3,237
E-mini S&P 500 Index	March 2012	153	10,008	453
Mini Russell 2000 Index	March 2012	110	8,703	601
S&P 500 Index	March 2012	22	7,195	485

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2012, the cost of investment securities for tax purposes was $1,621,030,000. Net unrealized appreciation of investment securities for tax purposes was $318,598,000, consisting of unrealized gains of $341,254,000 on securities that had risen in value since their purchase and $22,656,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (92.6%)[1]
Consumer Discretionary (12.1%)
Royal Caribbean Cruises Ltd.	4,630,894	125,868
Newell Rubbermaid Inc.	4,854,400	89,661
International Game Technology	5,370,100	85,546
* Hanesbrands Inc.	2,694,900	66,294
Dillard's Inc. Class A	1,121,927	49,645
Rent-A-Center Inc.	1,340,017	45,319
Service Corp. International	2,627,000	29,160
		491,493
Consumer Staples (3.7%)
Lorillard Inc.	733,800	78,803
Reynolds American Inc.	1,846,800	72,450
		151,253
Energy (8.7%)
^ Seadrill Ltd.	2,467,900	91,559
Murphy Oil Corp.	1,231,800	73,415
Golar LNG Ltd.	1,698,147	69,624
Spectra Energy Corp.	1,664,900	52,428
* Tesoro Corp.	1,437,184	35,973
* WPX Energy Inc.	881,179	14,522
Noble Corp.	224,597	7,825
^ Overseas Shipholding Group Inc.	472,900	6,010
		351,356
Financials (25.6%)
Discover Financial Services	3,914,600	106,399
Willis Group Holdings plc	2,242,900	87,181
Capital One Financial Corp.	1,889,500	86,445
SLM Corp.	5,721,200	85,532
Essex Property Trust Inc.	583,600	84,038
Fifth Third Bancorp	6,025,500	78,392
CNA Financial Corp.	2,833,282	78,000
XL Group plc Class A	3,431,300	69,552
PNC Financial Services Group Inc.	1,055,712	62,203
New York Community Bancorp Inc.	4,706,200	59,722
Ameriprise Financial Inc.	1,106,400	59,248
Chubb Corp.	737,100	49,688
Everest Re Group Ltd.	506,817	43,282
Annaly Capital Management Inc.	2,320,500	39,077
Unum Group	1,401,490	31,996
American National Insurance Co.	164,858	12,010
Montpelier Re Holdings Ltd.	566,863	9,846
		1,042,611
Health Care (7.7%)
* Coventry Health Care Inc.	2,899,200	87,179
Omnicare Inc.	2,648,200	86,940
Cardinal Health Inc.	1,679,100	72,252
Cigna Corp.	1,510,700	67,725
		314,096

Industrials (13.4%)
Stanley Black & Decker Inc.			1,317,300	92,448
Eaton Corp.			1,552,200	76,104
Masco Corp.			5,836,700	70,449
SPX Corp.			871,500	60,683
L-3 Communications Holdings Inc.			759,300	53,713
Dun & Bradstreet Corp.			529,500	43,848
* JetBlue Airways Corp.			7,389,729	43,821
* Air France-KLM ADR			5,177,864	33,242
Xylem Inc.			972,000	25,184
Southwest Airlines Co.			2,600,000	24,908
ITT Corp.			486,000	10,566
Exelis Inc.			972,000	9,710
				544,676
Information Technology (9.2%)
* Micron Technology Inc.			12,321,916	93,523
Molex Inc.			3,364,700	88,963
* Ingram Micro Inc.			4,190,311	79,532
Western Union Co.			3,087,500	58,971
Xerox Corp.			6,548,400	50,750
				371,739
Materials (4.0%)
Yamana Gold Inc.			5,072,100	87,595
Sonoco Products Co.			2,102,300	65,802
Domtar Corp.			112,570	9,724
				163,121
Utilities (8.2%)
Constellation Energy Group Inc.			2,172,021	79,127
CenterPoint Energy Inc.			3,839,300	70,912
Xcel Energy Inc.			2,535,300	67,439
Pinnacle West Capital Corp.			1,164,800	55,049
ONEOK Inc.			505,100	42,004
NV Energy Inc.			788,340	12,771
* GenOn Energy Inc.			3,553,218	7,568
				334,870
Total Common Stocks (Cost $3,122,568)				3,765,215
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (7.5%)[1]
Money Market Fund (7.3%)
[2,3] Vanguard Market Liquidity Fund	0.096%		295,515,177	295,515

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.040%	4/24/12	5,000	5,000
[4,6] Federal Home Loan Bank Discount Notes	0.040%	2/10/12	100	100
[4,5] Freddie Mac Discount Notes	0.040%	2/15/12	5,000	5,000
				10,100
Total Temporary Cash Investments (Cost $305,614)				305,615

Total Investments (100.1%) (Cost $3,428,182)	4,070,830
Other Assets and Liabilities-Net (-0.1%)[3]	(4,394)
Net Assets (100%)	4,066,436

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $20,565,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.3% and 3.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $21,150,000 of collateral received for securities on loan.
4 Securities with a value of $10,099,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

Selected Value Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,765,215	—	—
Temporary Cash Investments	295,515	10,100	—
Futures Contracts—Liabilities[1]	(80)	—	—
Total	4,060,650	10,100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	379	123,952	7,872
E-mini S&P 500 Index	March 2012	390	25,510	618

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2012, the cost of investment securities for tax purposes was $3,428,182,000. Net unrealized appreciation of investment securities for tax purposes was $642,648,000, consisting of unrealized gains of $833,482,000 on securities that had risen in value since their purchase and $190,834,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (5.9%)
McDonald's Corp.	646,195	64,006
Home Depot Inc.	965,499	42,858
Time Warner Inc.	626,867	23,232
Time Warner Cable Inc.	199,876	14,735
Carnival Corp.	279,638	8,445
Mattel Inc.	212,133	6,576
Staples Inc.	438,000	6,408
Genuine Parts Co.	97,486	6,218
JC Penney Co. Inc.	133,526	5,548
Garmin Ltd.	97,770	4,077
Darden Restaurants Inc.	82,513	3,785
Autoliv Inc.	55,406	3,496
H&R Block Inc.	191,118	3,127
Hasbro Inc.	80,753	2,819
Whirlpool Corp.	47,620	2,587
Foot Locker Inc.	96,377	2,529
Gannett Co. Inc.	150,009	2,126
Cablevision Systems Corp. Class A	141,080	2,053
Leggett & Platt Inc.	87,117	1,870
American Eagle Outfitters Inc.	122,337	1,724
Cinemark Holdings Inc.	71,082	1,402
Guess? Inc.	43,550	1,306
Brinker International Inc.	50,482	1,305
Washington Post Co. Class B	3,057	1,158
Regal Entertainment Group Class A	81,639	1,016
Hillenbrand Inc.	39,187	919
Strayer Education Inc.	7,528	819
Meredith Corp.	22,926	722
Bob Evans Farms Inc.	19,048	673
Cooper Tire & Rubber Co.	38,799	584
KB Home	55,204	498
National CineMedia Inc.	34,395	468
Cato Corp. Class A	17,317	464
RadioShack Corp.	62,467	448
MDC Holdings Inc.	22,377	443
Belo Corp. Class A	58,667	436
PF Chang's China Bistro Inc.	13,308	433
Ameristar Casinos Inc.	20,425	399
American Greetings Corp. Class A	23,399	336
Superior Industries International Inc.	16,995	309
Stage Stores Inc.	19,569	301
CTC Media Inc.	29,525	296
Harte-Hanks Inc.	29,748	287
Brown Shoe Co. Inc.	26,119	247
Nutrisystem Inc.	17,286	206
HOT Topic Inc.	26,381	193
Speedway Motorsports Inc.	10,435	167
		224,054

Consumer Staples (19.1%)
Procter & Gamble Co.	1,720,963	108,489
Wal-Mart Stores Inc.	1,619,007	99,342
Coca-Cola Co.	1,433,791	96,824
Philip Morris International Inc.	1,100,118	82,256
PepsiCo Inc.	979,183	64,303
Kraft Foods Inc.	1,106,131	42,365
Altria Group Inc.	1,287,960	36,578
Colgate-Palmolive Co.	303,131	27,500
Walgreen Co.	556,979	18,581
Kimberly-Clark Corp.	246,069	17,609
General Mills Inc.	401,037	15,973
Sysco Corp.	365,012	10,990
Reynolds American Inc.	273,852	10,743
HJ Heinz Co.	200,918	10,418
Lorillard Inc.	84,546	9,079
Kellogg Co.	168,674	8,353
Sara Lee Corp.	366,408	7,017
ConAgra Foods Inc.	259,643	6,925
Hershey Co.	102,999	6,291
Clorox Co.	82,594	5,671
JM Smucker Co.	71,623	5,642
Dr Pepper Snapple Group Inc.	134,243	5,211
Campbell Soup Co.	150,450	4,769
Avon Products Inc.	267,299	4,750
Safeway Inc.	212,900	4,680
Molson Coors Brewing Co. Class B	97,894	4,199
McCormick & Co. Inc.	74,949	3,788
Flowers Foods Inc.	84,893	1,643
SUPERVALU Inc.	133,062	919
Snyders-Lance Inc.	31,634	727
B&G Foods Inc. Class A	30,069	681
Universal Corp.	14,506	651
WD-40 Co.	9,992	437
Vector Group Ltd.	24,929	434
Weis Markets Inc.	6,781	287
Nash Finch Co.	7,555	221
		724,346
Energy (13.0%)
Exxon Mobil Corp.	3,002,049	251,392
Chevron Corp.	1,255,551	129,422
ConocoPhillips	831,583	56,722
Spectra Energy Corp.	407,315	12,826
Williams Cos. Inc.	368,883	10,631
Marathon Petroleum Corp.	223,108	8,527
Valero Energy Corp.	350,499	8,409
Linn Energy LLC	123,649	4,612
^ Kinder Morgan Inc.	69,396	2,253
1 WPX Energy Inc.	123,029	2,028
Arch Coal Inc.	133,495	1,926
Copano Energy LLC	41,171	1,396
Teekay Corp.	34,006	932
Targa Resources Corp.	19,911	825
Nordic American Tankers Ltd.	33,028	458
Ship Finance International Ltd.	36,808	413
Crosstex Energy Inc.	22,186	279
Overseas Shipholding Group Inc.	19,122	243

^ Knightsbridge Tankers Ltd.	15,225	230
Tsakos Energy Navigation Ltd.	21,783	146
Penn Virginia Corp.	28,477	132
		493,802
Financials (9.9%)
JPMorgan Chase & Co.	2,379,838	88,768
PNC Financial Services Group Inc.	329,468	19,412
Prudential Financial Inc.	294,378	16,850
Bank of New York Mellon Corp.	759,521	15,289
Travelers Cos. Inc.	258,536	15,073
ACE Ltd.	210,162	14,627
Aflac Inc.	294,894	14,223
BlackRock Inc.	65,320	11,888
BB&T Corp.	435,092	11,830
Chubb Corp.	174,203	11,743
Marsh & McLennan Cos. Inc.	339,294	10,718
Allstate Corp.	316,455	9,130
Fifth Third Bancorp	574,668	7,476
Invesco Ltd.	282,335	6,372
M&T Bank Corp.	78,679	6,274
Northern Trust Corp.	150,915	6,219
Principal Financial Group Inc.	191,084	5,218
SLM Corp.	318,654	4,764
NYSE Euronext	162,888	4,326
Willis Group Holdings plc	108,401	4,214
New York Community Bancorp Inc.	272,666	3,460
Cincinnati Financial Corp.	102,184	3,339
Huntington Bancshares Inc.	540,741	3,088
People's United Financial Inc.	225,924	2,786
PartnerRe Ltd.	42,260	2,765
Fidelity National Financial Inc. Class A	137,337	2,498
Axis Capital Holdings Ltd.	81,094	2,496
Arthur J Gallagher & Co.	70,272	2,343
Hudson City Bancorp Inc.	329,480	2,217
Lazard Ltd. Class A	76,741	2,204
Commerce Bancshares Inc.	55,680	2,161
Cullen/Frost Bankers Inc.	38,332	2,134
First Niagara Financial Group Inc.	220,172	2,107
Validus Holdings Ltd.	62,004	1,988
Eaton Vance Corp.	73,933	1,899
Hancock Holding Co.	53,046	1,761
Erie Indemnity Co. Class A	22,551	1,729
Old Republic International Corp.	161,729	1,598
Alterra Capital Holdings Ltd.	65,270	1,578
Waddell & Reed Financial Inc. Class A	53,898	1,479
Jefferies Group Inc.	93,789	1,427
Valley National Bancorp	116,550	1,389
Bank of Hawaii Corp.	29,123	1,331
Protective Life Corp.	51,890	1,298
Capitol Federal Financial Inc.	104,733	1,210
Aspen Insurance Holdings Ltd.	44,277	1,176
Federated Investors Inc. Class B	65,137	1,113
StanCorp Financial Group Inc.	27,874	1,078
FirstMerit Corp.	68,448	1,074
Hanover Insurance Group Inc.	28,046	1,020
Iberiabank Corp.	18,347	959
Endurance Specialty Holdings Ltd.	25,377	949

Trustmark Corp.	39,840	939
FNB Corp.	79,452	931
Janus Capital Group Inc.	116,710	918
American National Insurance Co.	12,593	917
United Bankshares Inc.	31,415	877
Synovus Financial Corp.	496,274	864
Kemper Corp.	28,342	844
Westamerica Bancorporation	17,911	832
Northwest Bancshares Inc.	61,078	752
Mercury General Corp.	17,061	746
UMB Financial Corp.	19,127	738
BOK Financial Corp.	12,763	711
Old National Bancorp	59,528	701
CVB Financial Corp.	65,297	688
Symetra Financial Corp.	73,697	679
Montpelier Re Holdings Ltd.	38,498	669
First Financial Bankshares Inc.	19,533	666
Park National Corp.	9,547	661
Greenhill & Co. Inc.	13,644	635
Glacier Bancorp Inc.	45,142	631
Community Bank System Inc.	23,032	630
First Financial Bancorp	36,213	629
International Bancshares Corp.	31,915	613
Selective Insurance Group Inc.	33,804	608
BankUnited Inc.	24,234	555
Tower Group Inc.	24,870	537
Provident Financial Services Inc.	37,708	522
Astoria Financial Corp.	61,512	512
PacWest Bancorp	22,208	472
NBT Bancorp Inc.	20,663	465
Oritani Financial Corp.	35,275	458
Interactive Brokers Group Inc.	28,581	432
Maiden Holdings Ltd.	45,016	420
Brookline Bancorp Inc.	43,429	403
Safety Insurance Group Inc.	9,418	395
Horace Mann Educators Corp.	24,844	389
Chemical Financial Corp.	17,165	388
S&T Bancorp Inc.	17,568	381
Independent Bank Corp.	13,378	371
BGC Partners Inc. Class A	58,799	368
First Commonwealth Financial Corp.	65,265	362
WesBanco Inc.	16,625	332
City Holding Co.	9,274	330
Trustco Bank Corp. NY	58,460	327
Advance America Cash Advance Centers Inc.	39,078	308
Dime Community Bancshares Inc.	22,018	303
Community Trust Bancorp Inc.	9,727	300
Simmons First National Corp. Class A	10,808	298
Republic Bancorp Inc. Class A	11,657	296
1st Source Corp.	11,490	288
Flushing Financial Corp.	19,366	254
Washington Trust Bancorp Inc.	10,005	247
Renasant Corp.	15,552	245
United Fire & Casualty Co.	11,918	234
First Financial Corp.	6,214	218
Tompkins Financial Corp.	5,276	213
Provident New York Bancorp	23,837	197

Arrow Financial Corp.	7,328	192
SY Bancorp Inc.	8,561	188
GFI Group Inc.	37,360	173
Calamos Asset Management Inc. Class A	12,623	158
Presidential Life Corp.	13,978	156
Bancfirst Corp.	3,836	154
State Auto Financial Corp.	10,069	126
Baldwin & Lyons Inc.	5,718	125
		375,039
Health Care (12.3%)
Johnson & Johnson	1,720,018	113,366
Pfizer Inc.	4,814,440	103,029
Merck & Co. Inc.	1,925,032	73,652
Abbott Laboratories	966,450	52,333
Bristol-Myers Squibb Co.	1,061,307	34,217
Eli Lilly & Co.	719,647	28,599
Medtronic Inc.	661,376	25,509
Baxter International Inc.	353,155	19,593
Becton Dickinson and Co.	134,615	10,555
Lincare Holdings Inc.	58,492	1,503
Owens & Minor Inc.	39,642	1,206
PDL BioPharma Inc.	87,852	561
Computer Programs & Systems Inc.	6,930	397
Meridian Bioscience Inc.	19,233	335
Landauer Inc.	5,883	334
National Healthcare Corp.	6,552	291
		465,480
Industrials (12.4%)
General Electric Co.	6,612,197	123,714
United Technologies Corp.	569,141	44,592
3M Co.	438,944	38,061
Boeing Co.	464,154	34,431
United Parcel Service Inc. Class B	453,218	34,286
Honeywell International Inc.	488,634	28,360
Emerson Electric Co.	460,809	23,676
Lockheed Martin Corp.	202,658	16,683
Illinois Tool Works Inc.	302,643	16,049
General Dynamics Corp.	223,047	15,426
Raytheon Co.	216,795	10,404
Eaton Corp.	209,341	10,264
Waste Management Inc.	288,353	10,023
Northrop Grumman Corp.	163,615	9,498
Stanley Black & Decker Inc.	105,273	7,388
Republic Services Inc. Class A	231,959	6,792
L-3 Communications Holdings Inc.	62,567	4,426
Iron Mountain Inc.	116,204	3,581
Masco Corp.	225,325	2,720
Pitney Bowes Inc.	125,091	2,373
Hubbell Inc. Class B	32,436	2,334
Snap-on Inc.	36,301	2,051
Avery Dennison Corp.	66,929	1,817
Copa Holdings SA Class A	20,691	1,410
RR Donnelley & Sons Co.	117,587	1,336
GATX Corp.	29,138	1,251
Alexander & Baldwin Inc.	25,843	1,222
Watsco Inc.	17,698	1,221

Exelis Inc.	115,101	1,150
Harsco Corp.	50,257	1,117
Brady Corp. Class A	30,858	999
Deluxe Corp.	32,096	821
Macquarie Infrastructure Co. LLC	28,881	796
Healthcare Services Group Inc.	41,901	783
HNI Corp.	28,278	767
ABM Industries Inc.	33,180	720
Kaydon Corp.	20,257	691
Mine Safety Appliances Co.	17,112	584
^ Seaspan Corp.	36,618	553
Briggs & Stratton Corp.	31,179	487
McGrath Rentcorp	15,229	485
Steelcase Inc. Class A	54,984	479
Aircastle Ltd.	33,866	478
Knoll Inc.	28,991	463
NACCO Industries Inc. Class A	4,265	436
Albany International Corp.	17,450	419
American Science & Engineering Inc.	5,569	398
AZZ Inc.	7,812	384
China Yuchai International Ltd.	23,298	363
TAL International Group Inc.	10,480	349
MFC Industrial Ltd.	39,300	303
Textainer Group Holdings Ltd.	9,106	288
Ennis Inc.	16,224	268
Mueller Water Products Inc. Class A	97,823	268
Heidrick & Struggles International Inc.	11,043	243
Apogee Enterprises Inc.	17,585	242
Navios Maritime Holdings Inc.	47,522	172
US Ecology Inc.	8,550	160
CDI Corp.	9,031	135
Schawk Inc. Class A	8,295	112
		471,302
Information Technology (9.3%)
Microsoft Corp.	5,262,515	155,402
Intel Corp.	3,189,182	84,258
Accenture plc Class A	401,412	23,017
Automatic Data Processing Inc.	306,086	16,768
Applied Materials Inc.	826,496	10,149
Analog Devices Inc.	186,422	7,295
Paychex Inc.	227,735	7,174
Xilinx Inc.	164,356	5,892
Seagate Technology plc	262,715	5,554
KLA-Tencor Corp.	105,099	5,374
Maxim Integrated Products Inc.	182,680	4,903
Linear Technology Corp.	142,105	4,735
Microchip Technology Inc.	119,408	4,407
Harris Corp.	72,472	2,971
Computer Sciences Corp.	96,242	2,486
Broadridge Financial Solutions Inc.	77,318	1,853
Lexmark International Inc. Class A	47,093	1,644
Diebold Inc.	39,186	1,242
Molex Inc.	44,849	1,186
Molex Inc. Class A	50,130	1,097
Intersil Corp. Class A	78,525	884
j2 Global Inc.	29,647	799
Earthlink Inc.	67,132	484

MTS Systems Corp.	9,739	447
Brooks Automation Inc.	41,482	445
Comtech Telecommunications Corp.	12,775	394
United Online Inc.	41,362	235
Methode Electronics Inc.	22,914	228
Electro Rent Corp.	11,255	192
NAM TAI Electronics Inc.	21,328	126
		351,641
Materials (4.4%)
EI du Pont de Nemours & Co.	581,662	29,601
Freeport-McMoRan Copper & Gold Inc.	589,279	27,231
Dow Chemical Co.	736,282	24,673
LyondellBasell Industries NV Class A	271,282	11,692
Air Products & Chemicals Inc.	132,726	11,684
Nucor Corp.	198,319	8,823
PPG Industries Inc.	96,705	8,663
International Paper Co.	273,390	8,513
Southern Copper Corp.	157,986	5,481
Eastman Chemical Co.	88,641	4,460
MeadWestvaco Corp.	106,906	3,147
Sealed Air Corp.	120,101	2,394
Steel Dynamics Inc.	135,565	2,162
RPM International Inc.	81,414	2,038
Bemis Co. Inc.	64,769	2,026
Sonoco Products Co.	62,417	1,954
Packaging Corp. of America	62,302	1,753
Huntsman Corp.	111,512	1,420
Scotts Miracle-Gro Co. Class A	28,658	1,357
Sensient Technologies Corp.	31,408	1,244
Olin Corp.	49,887	1,107
Commercial Metals Co.	72,426	1,039
Worthington Industries Inc.	44,218	814
Greif Inc. Class A	15,372	745
Gold Resource Corp.	24,914	656
Koppers Holdings Inc.	12,859	488
A Schulman Inc.	18,409	451
AMCOL International Corp.	14,791	422
PH Glatfelter Co.	27,347	404
Myers Industries Inc.	15,618	208
		166,650
Telecommunication Services (5.3%)
AT&T Inc.	3,720,918	109,432
Verizon Communications Inc.	1,785,385	67,237
CenturyLink Inc.	386,108	14,297
Windstream Corp.	361,282	4,361
Frontier Communications Corp.	620,281	2,655
Consolidated Communications Holdings Inc.	14,138	268
NTELOS Holdings Corp.	9,847	225
USA Mobility Inc.	13,785	195
Lumos Networks Corp.	9,838	148
Shenandoah Telecommunications Co.	14,861	147
Alaska Communications Systems Group Inc.	28,923	79
		199,044
Utilities (8.3%)
Southern Co.	537,161	24,473
Dominion Resources Inc.	356,504	17,839

Duke Energy Corp.	832,476	17,740
Exelon Corp.	413,354	16,443
NextEra Energy Inc.	263,653	15,780
American Electric Power Co. Inc.	301,789	11,939
FirstEnergy Corp.	261,927	11,059
Consolidated Edison Inc.	181,991	10,730
PG&E Corp.	251,970	10,245
PPL Corp.	361,506	10,046
Progress Energy Inc.	183,283	9,958
Public Service Enterprise Group Inc.	318,578	9,666
Sempra Energy	150,326	8,554
Edison International	204,022	8,373
Xcel Energy Inc.	301,729	8,026
Entergy Corp.	110,283	7,651
DTE Energy Co.	105,456	5,611
ONEOK Inc.	64,836	5,392
Wisconsin Energy Corp.	144,834	4,924
CenterPoint Energy Inc.	264,116	4,878
Ameren Corp.	151,372	4,789
Constellation Energy Group Inc.	125,449	4,570
NiSource Inc.	175,460	3,988
Northeast Utilities	110,747	3,848
American Water Works Co. Inc.	109,312	3,687
SCANA Corp.	80,790	3,622
CMS Energy Corp.	157,891	3,447
OGE Energy Corp.	61,417	3,247
Pinnacle West Capital Corp.	67,936	3,211
AGL Resources Inc.	72,881	3,025
Alliant Energy Corp.	69,132	2,931
NSTAR	64,907	2,916
Pepco Holdings Inc.	140,895	2,770
National Fuel Gas Co.	51,313	2,580
Integrys Energy Group Inc.	48,860	2,536
MDU Resources Group Inc.	117,635	2,515
TECO Energy Inc.	134,655	2,431
NV Energy Inc.	146,251	2,369
Questar Corp.	111,140	2,143
Westar Energy Inc.	73,337	2,086
Aqua America Inc.	86,722	1,913
UGI Corp.	69,610	1,873
Atmos Energy Corp.	56,534	1,832
Great Plains Energy Inc.	84,494	1,742
Hawaiian Electric Industries Inc.	60,008	1,557
Cleco Corp.	38,239	1,520
Piedmont Natural Gas Co. Inc.	44,943	1,480
Vectren Corp.	51,248	1,465
WGL Holdings Inc.	32,102	1,369
IDACORP Inc.	31,011	1,307
New Jersey Resources Corp.	25,942	1,238
Southwest Gas Corp.	28,626	1,197
Portland General Electric Co.	46,967	1,171
UIL Holdings Corp.	31,574	1,092
South Jersey Industries Inc.	18,753	1,029
PNM Resources Inc.	54,092	963
Allete Inc.	22,855	947
Avista Corp.	36,339	921
El Paso Electric Co.	25,160	876

Unisource Energy Corp.		22,943	855
Black Hills Corp.		24,657	832
Northwest Natural Gas Co.		16,670	793
NorthWestern Corp.		22,470	790
MGE Energy Inc.		14,310	642
Laclede Group Inc.		14,066	586
Empire District Electric Co.		26,239	547
CH Energy Group Inc.		9,345	532
Otter Tail Corp.		22,340	493
California Water Service Group		26,264	485
American States Water Co.		11,702	423
Central Vermont Public Service Corp.		8,423	296
SJW Corp.		8,678	206
			315,010
Total Common Stocks (Cost $3,438,944)			3,786,368
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund (Cost $2,415)	0.096%	2,414,854	2,415

Total Investments (100.0%) (Cost $3,441,359)			3,788,783
Other Assets and Liabilities-Net (0.0%)[2]			(1,333)
Net Assets (100%)			3,787,450

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,363,000.
1 Non-income producing security - new issue that has not paid a dividend as of January 31, 2012.
2 Includes $2,415,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

High Dividend Yield Index Fund

C. At January 31, 2012, the cost of investment securities for tax purposes was $3,441,359,000. Net unrealized appreciation of investment securities for tax purposes was $347,424,000, consisting of unrealized gains of $366,255,000 on securities that had risen in value since their purchase and $18,831,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

VANGUARD WHITEHALL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-23444, Incorporated by Reference.